Average Annual Total Returns		12 Months Ended	60 Months Ended	73 Months Ended	78 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
TCW Corporate Bond ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		2.19%	0.65%		3.11%
Performance Inception Date					Jun. 29, 2018
TCW Corporate Bond ETF [Default Label] | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)		1.30%
TCW Corporate Bond ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.58%	(0.94%)		1.16%
TCW Corporate Bond ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.28%	(0.15%)		1.59%
TCW Corporate Bond ETF [Default Label] | [Bloomberg U.S. Corporate Bond Index]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.13%	0.30%		2.48%
TCW Flexible Income ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	3.89%	6.31%
Performance Inception Date				Nov. 30, 2018
TCW Flexible Income ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.06%	(0.03%)	1.93%
TCW Flexible Income ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.48%	1.28%	2.95%
TCW Flexible Income ETF [Default Label] | Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.13%	0.30%	2.75%
TCW Flexible Income ETF [Default Label] | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	1.25%	(0.33%)	1.42%
TCW High Yield Bond ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	4.09%			4.78%
TCW High Yield Bond ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.69%	1.83%			2.67%
TCW High Yield Bond ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.70%	2.15%			2.73%
TCW High Yield Bond ETF [Default Label] | Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	2.04%	0.06%			1.73%
TCW High Yield Bond ETF [Default Label] | Bloomberg U.S. Corporate High Yield 2% Cap (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	8.19%	4.20%			5.16%
TCW High Yield Bond ETF [Default Label] | FTSE US High Yield Cash Pay Custom Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.38%	4.06%			4.90%
TCW Senior Loan ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		9.09%	4.97%			4.40%
TCW Senior Loan ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	2.51%			2.31%
TCW Senior Loan ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	2.72%			2.43%
TCW Senior Loan ETF [Default Label] | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	2.04%	0.06%			1.73%
TCW Senior Loan ETF [Default Label] | Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	8.95%	5.86%			5.15%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[2]	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Corporate Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.
[3]	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Corporate Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.
[5]	The Bloomberg U.S. Universal Bond Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
[6]	The Bloomberg U.S. Corporate High Yield 2% Issuer Cap is an unmanaged index of the 2% Issuer Cap component of the Barclays High Yield Corporate Bond Index, which is a market value-weighted index of fixed rate, non-investment grade debt.
[7]	The FTSE US High Yield Cash Pay Custom Index (formerly known as the Citigroup US High Yield Cash Pay Custom Index) is a blend of the FTSE US High Yield Cash Pay Index and the FTSE US High Yield Cash Pay Capped Index (FTSE US High Yield Cash Pay Index through 12/31/05 and FTSE US High Yield Cash Pay Capped Index thereafter). The FTSE US High Yield Cash Pay Index is created by removing the deferred interest securities from the FTSE US High Yield Market Index, which is a U.S. Dollar-denominated index that measures the performance of high yield debt issued by corporations domiciled in the United States or Canada and includes cash-pay and deferred interest securities. As such, the FTSE US High Yield Cash Pay Index includes only cash-pay bonds (both registered and those issued under Rule 144A under the Securities Act of 1933 in unregistered form) with at least one year to maturity and at least $250 million outstanding. The FTSE US High Yield Cash Pay Capped Index uses the same design criteria and calculation methodology as the FTSE US High Yield Cash Pay Index but caps the total debt of any single issuer in the Index at $15 billion of par amount outstanding.
[8]	The Bloomberg U.S. Universal Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
[9]	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan market.